Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS
Cash		$ 4,552,381	$ 9,912,327
Restricted cash		25,077	24,298
Accounts receivable, net		491,723	213,772
Contract assets		592,412
Deferred contract costs		24,124	13,103
Amount due from a related party		22,251	17,486
Prepaid expenses and other current assets		792,249	295,559
Total current assets		6,500,217	10,476,545
NON-CURRENT ASSETS
Property and equipment, net		44,280	2,518
Intangible assets, net		432,300
Operating lease right-of-use assets		149,120	78,862
Other non-current assets		10,792	10,457
Long-term prepayments		3,004,769
Prepayment for acquisition			210,704
Goodwill		1,223,018
Deferred tax assets, net		133,834
Total non-current assets		4,998,113	302,541
TOTAL ASSETS		11,498,330	10,779,086
CURRENT LIABILITIES
Short-term bank loan		608,872	318,865
Accounts payable		76,407	34,190
Contract liabilities		253,659	30,024
Accrued expenses and other current liabilities		72,363	87,439
Payroll payable		1,429,372	1,134,532
Warrant liabilities		335,852	902,287
Long-term bank loan - current		51,740
Operating lease liabilities - current		103,299	46,190
Deferred acquisition consideration - current		156,101
Total current liabilities		3,670,413	2,553,527
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current		44,421	35,306
Deferred acquisition consideration - non-current		151,116
Total non-current liabilities		195,537	35,306
TOTAL LIABILITIES		3,865,950	2,588,833
COMMITMENTS AND CONTINGENCIES (NOTE 19)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		33,261,226	32,614,603
Accumulated deficit		(26,997,783)	(25,065,907)
Accumulated other comprehensive income		594,179	622,058
Total Youxin Technology Ltd shareholders’ equity		6,880,337	8,190,253
Non-controlling interests		752,043
Total shareholders’ equity		7,632,380	8,190,253
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		11,498,330	10,779,086
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	21,820	18,604
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares		895	895
Related Party [Member]
CURRENT ASSETS
Amount due from a related party		22,251	17,486
CURRENT LIABILITIES
Amount due to related parties		$ 582,748

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 1-for-80 reverse share split and 1-for-5 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025 and July 30, 2026, respectively (Note 18).